UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07921
The Bjurman, Barry Funds
(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-227-7264
Date of fiscal year end: 03/31/08
Date of reporting period: 03/31/07
Item 1. Reports to Stockholders.

The Bjurman, Barry Funds
Bjurman, Barry Micro-Cap
Growth Fund
Bjurman, Barry Small Cap
Growth Fund
Bjurman, Barry Mid Cap
Growth Fund

Annual Report
March 31, 2007

The Bjurman, Barry Funds
Letter to Shareholders
To Our Shareholders:
Stocks had a strong performance for the twelve months ended March 31, 2007. Sharp declines in the May through July period sent the equities market to yearly lows in 2006, but a sudden pause in the Federal Reserve’s campaign of key interest rate increases in August sent equities on a rally, which has since been sustained by a steadily expanding economy with lower energy prices and moderate inflation figures.
Defensive sectors such as utilities and consumer staples showed leadership in the period, but more dynamic sectors, such as technology and health care—heavily beaten by the earlier sell-off—lagged as they struggled to get back in the positive.
The Bjurman, Barry Micro-Cap Growth Fund returned –3.02% versus +1.56% for the Russell 2000® Growth Index1 for the twelve months ended March 31, 2007. Although appropriately underweighted in health care stocks, the Fund had a larger weighting in some of the more economically sensitive groups—basic materials, manufacturing, and technology—disfavoring the Fund’s sector allocation. Additionally, selected technology stocks in the Fund—Neoware Inc., Micronetics Inc., and TRX Inc.—disappointed, contributing to a return that is lower than the Index’s.2
The Bjurman, Barry Small Cap Growth Fund returned –8.39% versus +1.56% for the Russell 2000® Growth Index1 for the twelve months ended March 31, 2007. The Fund was heavily positioned in the most dynamic sectors of the economy, such as manufacturing, industrials, technology, and retail, which underperformed. While the companies in the Fund fared better than the Index’s across most sectors, the technology stocks in the Fund heavily disappointed, offsetting the overall better selection effects. Rackable Systems Inc, NetLogic Micro Inc, and Online Resources Corp. were the heaviest detractors in technology.2

Investment Concerns:
Mid-/Small-/Micro-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure than larger more well-established companies and, historically, their stocks have experienced a greater degree of volatility.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, income securities. The net asset values per share of these the value of the securities in the portfolio changes.
The Bjurman, Barry Mid Cap Growth Fund returned +0.93% versus +6.90% for the Russell Midcap® Growth Index1 for the twelve months ended March 31, 2007. With the exception of having a larger position in technology, the Fund had a relatively neutral sector allocation versus the Index. The underperformance of a few stocks in the high growth space—Marvel Technology Group, Joy Global Inc, and Openwave Systems—heavily affected the Fund’s results.2
Although corporate earnings continue to exceeded expectations widely, stock price gains have been limited to value stocks. Consistent with the overall trend in recent years, companies featuring higher rates of projected growth have drastically underperformed. The stocks of companies in the highest deciles of earnings growth—which the Funds are focused on—had negative returns for the year, whilst companies in the lowest deciles had remarkable performance.
Stocks of both small and large capitalization companies have recently reached all time highs, signaling a stronger than expected economy. Driven by strong global growth and relatively low interest rates, the U.S. economy continues to expand at a steady pace. Despite a fragile housing market, we continue to believe that the underlying fundamentals of the U.S. economy and stock market are sound.
In light of a strong economy and discounted valuations in growth by higher growth stocks, we firmly belive market conditions are increasingly favorable for stock characterized by higher growth characteristic, as evidenced by the outperformance of high-growth and positive earnings revision stock in the first quarter of 2007

O. Thomas Barry III, CFA, CIC	G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager	Co-President
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.
Investment performance reflects voluntary fee waiver in effect from August 1, 2006, which may be discontinued at any time. Without these fee waiver, the performance would have been lower. The expense ratios for the Micro-Cap Growth Fund and Small Cap Growth Fund are 1.52% and 1.78%, respectively. The gross and net expense ratios for the Mid Cap Growth Fund are 2.20% and 1.69%, respectively.

[1]	The Russell 2000® Growth Index measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index measures the performance of those securities in the Russell universe with higher price-to-book ratios and lower forecasted growth values. These indices are unmanaged and do not reflect the fee and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change.

Performance Information
Comparison of the change in Value of a $10,000 Investment in the
Bjurman, Barry Micro-Cap Growth Fund and the Russell 2000® Growth Index

Average Annual Total Returns	1 Year	5 Years	10 Years
Bjurman, Barry Micro-Cap Growth Fund	-3.02%	10.65%	22.30%
Russell 2000® Growth Index	1.56%	7.88%	6.31%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.
The average annual total returns shown above do not reflect the deduction of taxes that a shareholders would pay on fund distributions or the redemption of Fund shares.
The Fund’s performance is compared to the Russell 2000® Growth Index which measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The above chart assumes a hypothetical initial investment of $10,000 made on March 31, 1997. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Performance Information
Comparison of the Change in Value of a $10,000 Investment in the
Bjurman, Barry Small Cap Growth Fund and the Russell 2000® Growth Index

Average Annual Total Returns	1 Year	3 Years	Since Inception*
Bjurman, Barry Small Cap Growth Fund	-8.39%	0.12%	9.20%
Russell 2000® Growth Index	1.56%	9.41%	17.24%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.

*	Fund inception was May 12, 2003.
The average annual total returns shown above do not reflect the deduction of taxes that a shareholders would pay on fund distributions or the redemption of Fund shares.
The Fund’s performance is compared to the Russell 2000® Growth Index which measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The above chart assumes a hypothetical initial investment of $10,000 made on May 12, 2003. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Performance Information
Comparison of the Change in Value of a $10,000 Investment in the
Bjurman, Barry Mid Cap Growth Fund and the Russell Midcap® Growth Index

Average Annual Total Returns	1 Year	5 Years	Since Inception*
Bjurman, Barry Mid Cap Growth Fund	0.93%	6.12%	5.04%
Russell Midcap® Growth Index	6.90%	9.45%	5.53%
Expense Ratio (Gross/Net) 2.20% / 1.69%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.
Investment performance reflects voluntary fee waivers in effect from August 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower:

*	Fund inception was June 6, 2001.
The average annual total returns shown above do not reflect the deduction of taxes that a shareholders would pay on Fund distributions or the redemption of Fund shares.
The Fund’s performance is compared to the Russell Midcap® Growth Index which measures the performance of those securities in the Russell universe with higher price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The above chart assumes a hypothetical initial investment of $10,000 made on June 6, 2001. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

The Bjurman, Barry Funds
Representation of Portfolios of Investments
March 31, 2007
The illustrations below provide the sector allocations for the Bjurman, Barry Funds (as of March 31, 2007).
Bjurman, Barry Micro-Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	28.3
Producer Manufacturing	16.9
Health Care	12.2
Basic Materials	9.7
Commercial/Industrial Services	8.9
Finance	7.8
Consumer Services	5.5
Consumer Non-Durable	4.7
Retail	4.4
Utilities	0.9
Energy	0.4
Short Term Investments less Other Liabilities	0.2
Transportation	0.1

Total	100.0

Bjurman, Barry Small Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	41.9
Health Care	22.0
Commercial/Industrial Services	8.8
Producer Manufacturing	7.7
Energy	3.9
Finance	3.7
Retail	3.5
Transportation	3.2
Basic Materials	2.5
Consumer Durables	2.2
Consumer Services	0.9
Short Term Investments less Other Liabilities	(0.3)

Total	100.0

Bjurman, Barry Mid Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	34.9
Health Care	17.6
Finance	12.2
Basic Materials	7.2
Utilities	5.8
Commercial/Industrial Services	4.2
Producer Manufacturing	3.7
Energy	3.5
Transportation	3.0
Consumer Services	3.0
Consumer Non-Durable	2.3
Retail	1.4
Short Term Investments less Other Liabilities	1.2

Total	100.0

The Bjurman, Barry Funds
Statements of Assets and Liabilities
March 31, 2007

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap	Small-Cap Growth	Mid-Cap Growth
	Growth Fund	Fund	Fund
ASSETS
Investments, at cost	$287,087,207	$15,683,193	$5,455,498

Investments, at value (a)	$419,342,657	$16,573,451	$6,433,234
Cash	—	—	116,669
Dividends receivable	121,026	3,354	3,269
Receivable for capital shares sold	16,160	—	—
Receivable for securities sold	2,868,315	656,822	28,421
Prepaid expenses	32,129	13,385	4,553

TOTAL ASSETS	422,380,287	17,247,012	6,586,146

LIABILITIES
Bank overdraft	1,831,442	240,703	—
Payable for capital shares redeemed	332,293	22,839	10,650
Payable for securities purchased	—	421,272	61,115
Payable for collateral received on securities loaned	93,099,661	2,140,223	563,791
Accrued expenses and other payables:
Investment advisory	275,198	10,087	97
Distribution	68,699	2,348	1,169
Administration	8,167	—	—
Fund accounting	669	2,230	3,222
Transfer agent	24,359	6,404	4,260
Custodian	11,785	—	2,253
Trustee	11,086	—	26
Other accrued expenses	125,599	6,003	1,984

TOTAL LIABILITIES	$95,788,958	$2,852,109	$648,567

NET ASSETS	$326,591,329	$14,394,903	$5,937,579

NET ASSETS CONSIST OF
Paid-in capital	$149,039,022	$21,018,391	$4,249,034
Accumulated net investment loss	—	(2,159)	—
Accumulated net realized gains (losses) from security transactions	45,296,857	(7,511,587)	710,809
Net unrealized appreciation on investments	132,255,450	890,258	977,736

NET ASSETS	$326,591,329	$14,394,903	$5,937,579

Share of beneficial interest outstanding (unlimited number of share authorized, no par value)	15,357,927	1,022,682	498,881

Net asset value, offering price and redemption price per share	$21.27	$14.08	$11.90

(a)	Includes securities on loan of $90,135,233, $2,059,654 and $550,414 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Small Cap Growth Fund, and Bjurman, Barry Mid Cap Growth Fund respectively.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Operations
For the Year Ended March 31, 2007

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap	Small-Cap	Mid-Cap Growth
	Growth Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$1,417,015	$49,376	$43,551
Income from securities loaned	1,024,802	29,897	1,596

TOTAL INVESTMENT INCOME	2,441,817	79,273	45,147

EXPENSES
Investment advisory	4,392,498	211,501	69,422
Distribution	1,098,121	51,680	17,356
Administration	274,526	13,219	4,338
Fund accounting	20,777	9,248	8,531
Transfer agent	139,947	37,320	25,498
Audit	74,446	2,397	1,140
Legal	276,164	13,008	3,767
Custodian	117,498	10,735	3,536
Registration	38,315	14,699	13,679
Trustee	117,582	4,818	1,363
Other	372,350	22,112	4,614

TOTAL EXPENSES	6,922,224	390,737	153,244
Fees waived by the Adviser	—	(10,048)	(28,286)

NET EXPENSES	6,922,224	380,689	124,958

NET INVESTMENT LOSS	(4,480,407)	(301,416)	(79,811)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains from security transactions	45,374,357	2,331,054	1,506,633
Change in unrealized appreciation/depreciation on investments	(69,829,642)	(5,186,921)	(1,502,173)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(24,455,285)	(2,855,867)	4,460

CHANGE IN NET ASSETS FROM OPERATIONS	$(28,935,692)	$(3,157,283)	$(75,351)

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Changes in Net Assets

	Bjurman, Barry Micro-Cap		Bjurman, Barry Small-Cap		Bjurman, Barry Mid-Cap
	Growth Fund		Growth Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2007	2006	2007	2006	2007	2006
OPERATIONS
Net investment loss	$(4,480,407)	$(4,945,594)	$(301,416)	$(486,274)	$(79,811)	$(80,179)
Net realized gains from security transactions	45,374,357	163,697,145	2,331,054	7,057,916	1,506,633	877,749
Net change in unrealized appreciation/depreciation on investments	(69,829,642)	(22,626,682)	(5,186,921)	815,154	(1,502,173)	825,841

Change in net assets from operations	(28,935,692)	136,124,869	(3,157,283)	7,386,796	(75,351)	1,623,411

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(156,036,726)	(61,020,654)	—	—	(721,423)	—

CAPITAL TRANSACTIONS
Proceeds from shares sold	36,570,152	86,509,829	1,695,062	3,530,384	361,724	1,117,252
Dividends reinvested	152,249,394	59,632,325	—	—	703,530	—
Payment for shares redeemed (a)	(250,948,778)	(195,056,038)	(15,265,676)	(24,413,717)	(2,557,085)	(1,732,965)

Change in net assets from capital share transactions	(62,129,232)	(48,913,884)	(13,570,614)	(20,883,333)	(1,491,831)	(615,713)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(247,101,650)	26,190,331	(16,727,897)	(13,496,537)	(2,288,605)	1,007,698

NET ASSETS
Beginning of period	573,692,979	547,502,648	31,122,800	44,619,337	8,226,184	7,218,486

End of period	$326,591,329	$573,692,979	$14,394,903	$31,122,800	$5,937,579	$8,226,184

ACCUMULATED NET INVESTMENT LOSS	$—	$—	$(2,159)	$(4,159)	$—	$(332)

SHARE TRANSACTIONS
Shares sold	1,282,451	2,708,741	120,392	260,544	28,627	93,990
Shares reinvested	7,537,099	1,890,683	—	—	61,230	—
Shares redeemed	(10,479,837)	(6,211,618)	(1,122,939)	(1,833,336)	(214,676)	(151,044)

Change in shares outstanding	(1,660,287)	(1,612,193)	(1,002,547)	(1,572,792)	(124,819)	(57,054)

Shares outstanding, beginning of year	17,018,214	18,630,408	2,025,229	3,598,021	623,700	680,754

Shares outstanding, end of year	15,357,927	17,018,214	1,022,682	2,025,229	498,881	623,700

(a)	The cost of shares redeemed includes the 2% redemption fee on fund shares that have been held 60 days or less. For the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Small Cap Growth Fund, and the Bjurman, Barry Mid Cap Growth Fund, the fees for the year ended March 31, 2007 were $3,170, $2,100 and $21, respectively, and for the year ended March 31, 2006, these fees were $2,193, $1,400 and $120, respectively.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Micro-Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of period	$33.71	$29.39	$34.15	$19.72	$24.94

Change in net assets from operations:
Net investment loss	(0.29)	(0.29)	(0.39)	(0.39)	(0.19)
Net realized and unrealized gains (losses) on investments	(1.30)	8.08	(0.24)	14.82	(5.03)

Change in net assets from operations	(1.59)	7.79	(0.63)	14.43	(5.22)

Less Distributions:
Distributions from net realized gains	(10.85)	(3.47)	(4.13)	—	—

Addition to paid-in capital from redemption fees	— (a)	— (a)	— (a)	—	—

Net asset value at end of period	$21.27	$33.71	$29.39	$34.15	$19.72

Total return	(3.02)%	27.31%	(1.90)%	73.17%	(20.91)%

Net assets at end of period (000’s)	$326,591	$573,693	$547,503	$822,148	$403,896

Ratio of net expenses to average net assets	1.58%	1.52%	1.54%	1.46%	1.59%
Ratio of gross expenses to average net assets(b)	1.58%	1.52%	1.54%	1.46%	1.59%
Ratio of net investment loss to average net assets	(1.02)%	(0.88)%	(1.14)%	(1.19)%	(1.16)%
Portfolio turnover rate	45%	62%	28%	65%	54%

(a)	Amount rounds to less than $0.005.

(b)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Small Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006	March 31, 2005	March 31, 2004 (a)
Net asset value at beginning of period	$15.37	$12.40	$14.03	$10.00

Change in net assets from operations:
Net investment loss	(0.30)	(0.24)	(0.27)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.99)	3.21	(1.36)	4.13

Change in net assets from operations	(1.29)	2.97	(1.63)	4.03

Addition to paid-in capital from redemption fees	— (b)	— (b)	— (b)	—

Net asset value at end of period	$14.08	$15.37	$12.40	$14.03

Total return	(8.39)%	23.95%	(11.62)%	40.30	%(c)

Net assets at end of period (000’s)	$14,395	$31,123	$44,619	$109,876

Ratio of net expenses to average net assets	1.80%	1.78%	1.75%	1.70	%(d)
Ratio of gross expenses to average net assets(e)	1.85%	1.78%	1.82%	1.80	%(d)
Ratio of net investment loss to average net assets	(1.43)%	(1.35)%	(1.30)%	(1.56	)%(d)
Portfolio turnover rate	205%	144%	163%	138	%(c)

(a)	Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.

(b)	Amount rounds to less than $0.005.

(c)	Not annualized.

(d)	Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Mid Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of period	$13.19	$10.60	$9.79	$7.02	$9.89

Change in net assets from operations:
Net investment loss	(0.16)	(0.13)	(0.19)	(0.18)	(0.17)
Net realized and unrealized gains (losses) on investments	0.23	2.72	1.00	2.95	(2.70)

Change in net assets from operations	0.07	2.59	0.81	2.77	(2.87)

Less Distributions:
Distributions from net realized gains	(1.36)	—	—	—	—

Addition to paid-in capital from redemption fees	— (a)	— (a)	— (a)	—	—

Net asset value at end of period	$11.90	$13.19	$10.60	$9.79	$7.02

Total return	0.93%	24.43%	8.27%	39.46%	(29.02)%

Net assets at end of period (000’s)	$5,938	$8,226	$7,218	$10,346	$7,932

Ratio of net expenses to average net assets	1.80%	1.72%	1.80%	1.95%	2.00%
Ratio of gross expenses to average net assets(b)	2.21%	2.23%	3.37%	3.02%	3.06%
Ratio of net investment loss to average net assets	(1.15)%	(1.08)%	(1.23)%	(1.70)%	(1.88)%
Portfolio turnover rate	83%	76%	107%	196%	183%

(a)	Amount rounds to less than $0.005.

(b)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
March 31, 2007

Shares	COMMON STOCKS— 99.8%	Value
	BASIC MATERIALS — 9.7%
240,000	Landec Corp. (a)	$3,403,200
112,900	Metal Management, Inc.	5,215,980
500,000	MGP Ingredients, Inc. *	10,185,000
100,000	Multi-Color Corp.	3,507,000
208,000	The Andersons, Inc. *	9,235,200

		31,546,380

	COMMERCIAL/INDUSTRIAL SERVICES — 8.9%
258,700	Matrix Service Co. (a)*	5,233,501
124,600	Medical Staffing Network Holdings, Inc. (a)	791,210
304,700	Perficient, Inc. (a)	6,026,966
61,000	Standard Parking Corp. (a)	2,157,570
422,100	SumTotal Systems, Inc. (a)	3,368,358
480,000	TheStreet.com, Inc. *	5,880,000
67,550	Thomas Group, Inc.	805,196
104,200	World Fuel Services Corp.	4,820,292

		29,083,093

	CONSUMER NON-DURABLES — 4.7%
310,000	Jones Soda Co. (a)*	6,268,200
735,500	NutraCea (a)*	2,213,855
240,000	Steven Madden Ltd.	7,008,000

		15,490,055

	CONSUMER SERVICES — 5.5%
98,700	Famous Dave’s of America, Inc. (a)	1,783,509
79,100	Interstate Hotels & Resorts, Inc. (a)	499,121
305,400	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	8,187,774
230,000	Monarch Casino & Resort, Inc. (a)	5,980,000
183,800	New Frontier Media, Inc. *	1,654,200

		18,104,604

	ELECTRONIC TECHNOLOGY — 28.3%
790,000	Actuate Corp. (a)	4,123,800
135,801	Avici Systems, Inc. (a)*	1,550,847
420,900	Bitstream, Inc. (a)	3,396,663
100,000	Ceradyne, Inc. (a)*	5,474,000
197,635	CompuDyne Corp. (a)*	1,199,645
311,600	Comtech Group, Inc. (a)*	5,446,768
400,000	CyberSource Corp. (a)	5,004,000
468,600	Datalink Corp. (a)	3,669,138
262,000	Digi International, Inc. (a)	3,327,400
220,505	Diodes, Inc. (a)*	7,684,599
69,200	Edgewater Technology, Inc. (a)	584,048
61,700	Gilat Satellite Networks Ltd. (a)	509,025
358,600	Globecomm Systems, Inc. (a)	3,837,020
251,025	Harris Stratex Networks, Inc. (a)	4,817,170
439,200	Hauppauge Digital, Inc. (a)	2,999,736
627,100	Iomega Corp. (a)	2,351,625
See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 99.8% (continued)	Value
	ELECTRONIC TECHNOLOGY — 28.3% (continued)
185,800	Pericom Semiconductor Corp. (a)	$1,817,124
415,100	Rainmaker Systems, Inc. (a)	3,486,840
200,000	Silicom Ltd. (a)	3,296,000
24,200	Simulations Plus, Inc. (a)	239,580
620,000	Smith Micro Software, Inc. (a)	11,550,600
172,800	SRS Labs, Inc. (a)	2,407,104
250,600	STEC, Inc. (a)*	1,764,224
326,474	TeleCommunication Systems, Inc., Class A (a)*	1,214,483
170,000	TESSCO Technologies, Inc. (a)	4,622,300
200,000	Ultra Clean Holdings, Inc. (a)	3,460,000
294,087	Video Display Corp. (a)	2,349,755
3,000	VSE Corp.	123,480
1	Wells-Gardner Electronics Corp. (a)	2

		92,306,976

	ENERGY — 0.4%
33,700	Bolt Technology Corp. (a)*	1,155,573
16,200	Xanser Corp. (a)	89,100

		1,244,673

	FINANCE — 7.8%
165,000	American Physicians Capital, Inc. (a)	6,613,200
150,000	Argonaut Group, Inc. (a)	4,854,000
89,200	Bank of the Ozarks, Inc. *	2,561,824
29,200	Consumer Portfolio Services, Inc. (a)	179,580
160,000	Marlin Business Services, Inc. (a)	3,500,800
104,197	Mercer Insurance Group, Inc.	2,072,479
227,000	U.S. Global Investors, Inc., Class A *	5,847,520

		25,629,403

	HEALTH CARE — 12.2%
210,000	Air Methods Corp. (a)	5,044,200
18,900	Arrhythmia Research Technology, Inc. *	495,558
153,580	Avigen, Inc. (a)	996,734
131,800	Bovie Medical Corp. (a)*	935,780
75,559	First Consulting Group, Inc. (a)	687,587
290,300	Healthcare Services Group, Inc. *	8,317,095
245,600	HealthStream, Inc. (a)	1,056,080
311,000	HMS Holdings Corp. (a)*	6,810,900
180,000	Medical Action Industries, Inc. (a)	4,302,000
48,400	Mesa Laboratories, Inc.	919,600
59,500	Neogen Corp. (a)	1,403,010
101,100	New Brunswick Scientific Co., Inc. (a)	815,877
160,500	Palomar Medical Technologies, Inc. (a)*	6,411,975
29,700	Vascular Solutions, Inc. (a)*	292,248
51,000	Zoll Medical Corp. (a)	1,359,150

		39,847,794

See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 99.8% (continued)	Value
	PRODUCER MANUFACTURING — 16.9%
34,700	AAON, Inc.	$906,711
445,000	Amerigon, Inc. (a)	5,540,250
270,000	Dynamic Materials Corp. (a)*	8,834,400
284,000	Fuel — Tech N.V. (a)*	7,000,600
66,000	K-Tron International, Inc. (a)	4,734,180
100,000	Kadant, Inc. (a)	2,536,000
275,700	MagneTek, Inc. (a)	1,389,528
5,334	Powell Industries, Inc. (a)	170,688
508,350	Smith & Wesson Holding Corp. (a)*	6,654,301
300,000	Spartan Motors, Inc.	6,963,000
14,000	Tat Technologies Ltd.	294,420
74,400	The Middleby Corp. (a)	9,808,896
76,825	Virco Mfg. Corp. (a)	518,569

		55,351,543

	RETAIL — 4.4%
384,900	Casual Male Retail Group, Inc. (a)*	4,553,367
256,240	PC Connection, Inc. (a)*	3,664,232
229,800	PC Mall, Inc. (a)*	2,291,106
217,700	Rentrak Corp. (a)	3,402,651
38,000	REX Stores Corp. (a)	621,680

		14,533,036

	TRANSPORTATION — 0.1%
15,100	Midwest Air Group, Inc. (a)*	204,001

	UTILITIES — 0.9%
84,800	Eschelon Telecom, Inc. (a)	2,450,720
55,100	Telestone Technologies Corp. (a)*	450,718

		2,901,438

	Total Common Stocks (Cost $193,987,546)	326,242,996
	Cash Held as Collateral on Securities Loaned (Cost $93,099,661)	93,099,661

	Total Investments (Cost $287,087,207) — 128.4%	419,342,657
	Liabilities in excess of other assets — (28.4)%	(92,751,328)

	NET ASSETS — 100.0%	$326,591,329

*	A portion or all of the security was on loan as of March 31, 2007.

(a)	Represents non-income producing security.
See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
March 31, 2007

Shares	COMMON STOCKS— 100.3%	Value
	BASIC MATERIALS — 2.5%
16,000	Hecla Mining Co. (a)	$144,960
4,000	Landec Corp. (a)	56,720
15,000	SGL Carbon AG ADR (a)	163,500

		365,180

	COMMERCIAL/INDUSTRIAL SERVICES — 8.8%
16,000	24/7 Real Media, Inc. (a)	128,480
3,300	Consolidated Graphics, Inc. (a)	244,365
790	Global Sources Ltd. (a)	11,052
14,000	Greenfield Online, Inc. (a)	222,600
15,000	Industrial Distribution Group, Inc. (a)	187,350
7,000	TeleTech Holdings, Inc. (a)	256,830
18,000	TheStreet.com, Inc. *	220,500

		1,271,177

	CONSUMER DURABLES — 2.2%
6,300	Shanda Interactive Entertainment Ltd. ADR (a)	169,155
5,500	Universal Electronics, Inc. (a)	153,230

		322,385

	CONSUMER SERVICES — 0.9%
4,000	LodgeNet Entertainment Corp. (a)	122,880

	ELECTRONIC TECHNOLOGY — 41.9%
10,000	ANADIGICS, Inc. (a)*	118,200
11,000	Aspen Technology, Inc. (a)	143,000
6,400	Atheros Communications (a)*	153,152
20,000	Brocade Communications Systems, Inc. (a)	190,400
27,700	C-COR, Inc. (a)	383,922
24,000	CDC Corp., Class A (a)	216,960
24,000	Chordiant Software, Inc. (a)	248,400
5,800	Comtech Telecommunications Corp. (a)	224,634
13,000	GSI Commerce, Inc. (a)	293,670
32,000	iGATE Corp. (a)	263,680
4,400	II-VI, Inc. (a)	148,940
14,000	Interwoven, Inc. (a)	236,600
55,000	Iomega Corp. (a)	206,250
10,000	Kaman Corp.	233,100
6,400	MKS Instruments, Inc. (a)	163,328
31,000	MRV Communications, Inc. (a)*	110,050
4,100	Oplink Communications, Inc. (a)	73,677
22,000	OPNET Technologies, Inc. (a)	297,220
7,200	OSI Systems, Inc. (a)	190,368
9,900	Silicon Motion Technology Corp. ADR (a)	222,948
24,000	Smith Micro Software, Inc. (a)	447,120
35,000	Syntax-Brillian Corp. (a)*	294,000
12,000	Techwell, Inc. (a)*	149,640
42,000	TeleCommunication Systems, Inc., Class A (a)*	156,240
See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 100.3% (continued)	Value
	ELECTRONIC TECHNOLOGY — 41.9% (continued)
3,400	Ultra Clean Holdings, Inc. (a)	$58,820
16,200	VASCO Data Security International, Inc. (a)	289,494
8,000	Verigy Ltd. (a)	187,760
6,100	Vocus, Inc. (a)	122,793
9,000	Wavecom SA ADR (a)	202,230

		6,026,596

	ENERGY — 3.9%
11,000	Bronco Drilling Co., Inc. (a)	182,270
11,000	Metretek Technologies, Inc. (a)	146,740
7,000	Rosetta Resources, Inc. (a)	143,780
10,000	TGC Industries, Inc. (a)	86,100

		558,890

	FINANCE — 3.7%
6,100	International Securities Exchange Holdings, Inc.	297,680
5,800	Odyssey Re Holdings Corp.	227,998

		525,678

	HEALTH CARE — 22.0%
4,000	Allscripts Healthcare Solution, Inc. (a)*	107,240
8,900	American Oriental Bioengineering, Inc. (a)	83,571
26,000	Bruker BioSciences Corp. (a)	273,520
3,200	Crucell NV ADR (a)*	80,864
5,600	Cutera, Inc. (a)	202,664
10,000	Cynosure, Inc., Class A (a)	288,500
6,400	HMS Holdings Corp. (a)*	140,160
7,700	Immucor, Inc. (a)	226,611
8,000	LHC Group, Inc. (a)	259,440
9,000	MEDTOX Scientific, Inc. (a)	165,600
14,400	Natus Medical, Inc. (a)	255,888
5,600	Omnicell, Inc. (a)	117,152
10,200	PAREXEL International Corp. (a)	366,894
5,000	Rochester Medical Corp. (a)*	113,900
8,200	Sciele Pharma, Inc. (a)	194,176
4,000	Systems Xcellence, Inc. (a)	75,360
8,000	Zoll Medical Corp. (a)	213,200

		3,164,740

	PRODUCER MANUFACTURING — 7.7%
3,000	IDEX Corp.	152,640
4,000	Acuity Brands, Inc.	217,760
10,000	Apogee Enterprises, Inc.	200,400
2,200	Belden CDT, Inc.	117,898
4,600	Dynamic Materials Corp. (a)	150,512
21,000	Smith & Wesson Holding Corp. (a)*	274,890

		1,114,100

See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 100.3% (continued)	Value
	RETAIL — 3.5%
4,500	PC Connection, Inc. (a)*	$64,350
5,000	The Men’s Wearhouse, Inc.	235,250
20,000	Zones, Inc. (a)	205,000

		504,600

	TRANSPORTATION — 3.2%
11,000	Diana Shipping, Inc.	193,710
7,400	Kansas City Southern (a)*	263,292

		457,002

	Total Common Stocks (Cost $13,542,970)	14,433,228
	Cash Held as Collateral on Securities Loaned (Cost $2,140,223)	2,140,223

	Total Investments (Cost $15,683,193) – 115.1%	16,573,451
	Liabilities in excess of other assets — (15.1)%	(2,178,548)

	NET ASSETS — 100.0%	$14,394,903

*	A portion or all of the security was on loan as of March 31, 2007.

(a)	Represents non-income producing security.

ADR — American Depository Receipt
See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
March 31, 2007

Shares	COMMON STOCKS— 98.8%	Value
	BASIC MATERIALS — 7.2%
1,700	Allegheny Technologies, Inc.	$181,373
3,800	Lyondell Chemical Co.	113,886
1,500	Rogers Corp. (a)	66,525
1,500	Sigma-Aldrich Corp.	62,280
161	Tronox, Inc. — Class B	2,251

		426,315

	COMMERCIAL/INDUSTRIAL SERVICES — 4.2%
2,500	FTI Consulting (a)	83,975
4,000	Valueclick, Inc. (a)	104,520
1,000	WESCO International, Inc. (a)	62,780

		251,275

	CONSUMER NON-DURABLES — 2.3%
1,200	Crocs, Inc. (a)	56,700
7,000	Quiksilver, Inc. (a)	81,200

		137,900

	CONSUMER SERVICES — 3.0%
4,500	CTC Media, Inc. (a)	115,560
2,200	HealthExtras, Inc. (a)	63,316

		178,876

	ELECTRONIC TECHNOLOGY — 34.9%
1,200	Alliance Data Systems Corp. (a)	73,944
1,900	Anixter International, Inc. (a)*	125,286
2,000	Avnet, Inc. (a)	72,280
2,800	BE Aerospace, Inc. (a)	88,760
8,175	Brocade Communications Systems, Inc. (a)	77,826
3,250	DRS Technologies, Inc.	169,552
4,400	Foundry Networks, Inc. (a)	59,708
1,700	Harris Corp.	86,615
2,300	Hittite Microwave Corp. (a)	92,391
1,100	Itron, Inc. (a)	71,544
1,200	Lam Research Corp. (a)	56,808
8,000	Marvel Technology Group Ltd. (a)	134,480
4,700	MKS Instruments, Inc. (a)	119,944
5,500	NetEase.com, Inc. (a)	97,570
2,900	NeuStar, Inc. (a)	82,476
6,800	ON Semiconductor Corp. (a)*	60,656
800	Precision Castparts Corp.	83,240
9,200	Sonus Networks, Inc. (a)	74,244
2,000	Synopsys, Inc. (a)	52,460
3,700	Trident Microsystems, Inc. (a)	74,222
1,550	Varian Semiconductor Equipment Associates, Inc. (a)	82,739
5,200	VeriFone Holdings, Inc. (a)	190,996
2,000	Verigy Ltd. (a)	46,940

		2,074,681

See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 98.8% (continued)	Value
	ENERGY — 3.5%
1,600	Diamond Offshore Drilling, Inc.	$129,520
3,400	Patterson-UTI Energy, Inc.	76,296

		205,816

	FINANCE — 12.2%
2,900	Argonaut Group, Inc. (a)	93,844
1,400	Assurant, Inc.	75,082
1,900	CNA Financial Corp. (a)	81,871
1,850	GFI Group, Inc. (a)	125,745
3,800	IPC Holdings Ltd.	109,630
3,800	Nasdaq Stock Market, Inc. (a)	111,758
900	PartnerRe Ltd.	61,686
2,100	The Commerce Group, Inc.	63,084

		722,700

	HEALTH CARE — 17.6%
3,600	Allscripts Healthcare Solution, Inc. (a)*	96,516
4,600	Dr. Reddy’s Laboratories Ltd. ADR *	75,716
3,300	Hologic, Inc. (a)	190,212
1,600	Hospira, Inc. (a)	65,440
900	Intuitive Surgical, Inc. (a)	109,413
3,300	Inverness Medical Innovations, Inc. (a)	144,474
1,100	Invitrogen Corp. (a)	70,015
2,000	Kyphon, Inc. (a)	90,280
2,300	Pharmaceutical Product Development, Inc.	77,487
1,200	Sepracor, Inc. (a)	55,956
2,700	The Medicines Co. (a)	67,716

		1,043,225

	PRODUCER MANUFACTURING — 3.7%
1,400	General Cable Corp. (a)	74,802
2,100	Helix Energy Solutions Group, Inc. (a)	78,309
500	The Middleby Corp. (a)	65,920

		219,031

	RETAIL — 1.4%
800	AnnTaylor Stores Corp. (a)	31,024
1,200	The Pantry, Inc. (a)	54,264

		85,288

	TRANSPORTATION — 3.0%
1,300	C.H. Robinson Worldwide, Inc. *	62,075
1,800	Kansas City Southern (a)*	64,044
2,100	UTI Worldwide, Inc.	51,618

		177,737

See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 98.8% (continued)	Value
	UTILITIES — 5.8%
2,200	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	$74,338
990	Copano Energy LLC	67,795
1,000	Millicom International Cellular S.A. (a)*	78,360
1,700	NII Holdings, Inc. (a)	126,106

		346,599

	Total Common Stocks (Cost $4,891,707)	5,869,443
	Cash Held as Securities Loaned (Cost $563,791)	563,791

	Total Investments (Cost $5,455,498) — 108.3%	$6,433,234
	Liabilities in excess of other assets — (8.3)%	(495,655)

	NET ASSETS — 100.0%	$5,937,579

*	A portion or all of the security was on loan as of March 31, 2007.

(a)	Represents non-income producing security.

ADR — American Depository Receipt
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Notes to Financial Statements
March 31, 2007
1. Organization
The Bjurman, Barry Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Trust Agreement dated September 26, 1996, as amended. The Trust is registered under the Investment Company Act of 1940, as amended (the “ICA”), as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the “Micro-Cap Growth Fund”), the Bjurman, Barry Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Bjurman, Barry Mid Cap Growth Fund (the “Mid Cap Growth Fund”) (individually, a “Fund,” and collectively, the “Funds”). The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Mid Cap Growth Fund commenced operations on June 6, 2001, and the Small Cap Growth Fund commenced operations on May 12, 2003.
The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.
The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $2.5 billion at the time of investment.
The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.
2. Significant Accounting Policies
Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation — Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price in not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Share Valuation — The net asset value per share (“NAV”) of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund are equal to the net asset value per share.
Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to each Fund on the basis of relative net assets or another appropriate method.
Distributions to Shareholders — Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.
The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclassifications of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Security Transactions — During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities — Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Redemption/Exchange fees — The Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds retain the fee as paid-in capital and such fees become part of that Fund’s daily NAV calculation.
Federal income tax — It is each Fund’s policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.
In July, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. As of March 31, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
3. Transactions with Affiliates
INVESTMENT ADVISORY FEE
Bjurman, Barry & Associates (the “Adviser”) provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit each Fund’s total operating expenses to 1.80% of its average daily net assets. For the year ended March 31, 2007, the Adviser waived $10,048 and $28,286 of its investment advisory fees for the Small Cap Growth Fund and the Mid Cap Growth Fund respectively. Any fees voluntarily reduced and any Fund expenses absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund’s obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser and approved by the Board, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary expenses.
As of March 31, 2007, the Small Cap Growth Fund and the Mid Cap Growth Fund had $91,515 and $344,732, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

	Amount	Expires March 31

Small Cap Growth Fund	81,467	2009
	10,048	2010
Mid Cap Growth Fund	$279,035	2008
	37,411	2009
	28,286	2010
ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE
BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), a subsidiary of The BISYS Group Inc. (“BISYS”), serves as the Funds’ administrator, fund accountant, and transfer agent. Under a Master Services Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services for the year ended March 31, 2007 were as follows:

	Administration Fees	Fund Accounting Fees	Transfer Agent Fees

Micro-Cap Growth Fund	$274,526	$20,777	$139,947
Small Cap Growth Fund	13,219	9,248	37,320
Mid Cap Growth Fund	4,338	8,531	25,498
UNDERWRITING/DISTRIBUTION FEE
Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-l under the Investment Company Act of 1940, as amended. BISYS Fund Services Limited Partnership (“BISYS LP”), a subsidiary of BISYS, serves the Trust as Distributor (the “Distributor”). Each Fund will reimburse the Adviser, BISYS LP or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a maximum aggregate annual rate of 0.25% of each Fund’s average daily net assets.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
OFFICERS AND TRUSTEES
Certain officers and Trustees of the Funds are affiliated with the Adviser or BISYS LP. Such officers and Trustees received no compensation from the Funds for serving in those capacities. Each Trustee who was not an “interested person” (within the meaning of ICA) of the Trust or the Adviser (“Independent Trustees”) served on both the Audit Committee and the Nominating, Governance and Contracts Committee and was compensated in the following manner: a $12,000 annual retainer fee, paid quarterly; $1,250 per scheduled Board meeting; $1,000 per committee or special Board meeting; and reimbursement for certain expenses. The Chairmen of the Board, the Audit Committee and the Nominating, Governance and Contracts Committee received additional annual retainers for the period April 1, 2006 to December 31, 2006, of $10,000, $5,000 and $1,000 respectively, and for the period January 1, 2007 to March 31, 2007 of $15,000, $8,000 and $1,000 respectively, paid quarterly. For the year ended March 31, 2007, each Independent Trustee received an aggregate of $4,000 for committee meetings and special meetings of the Board, and Trustee compensation (exclusive of expense reimbursement) was $123,700 in the aggregate.
4. Investment Transactions
For the year ended March 31, 2007, costs of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, and U.S. Government Securities, were as follows:

	Purchases	Sales

Micro-Cap Growth Fund	$198,520,074	$420,767,158
Small Cap Growth Fund	43,350,646	57,163,325
Mid Cap Growth Fund	5,701,812	7,519,110
There were no purchases or sales of U.S. Government Securities during the period.
5. Commitments and Contingencies
On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleged that the Adviser violated its fiduciary duties under section 36(b) of the ICA. Specifically, the complaint alleged that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-l promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside the Trust. The complaint alleged that these Rule 12b-l fee payments to the Adviser were in violation of the Adviser’s fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. The plaintiff sought the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-l fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-l fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for the plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff’s attorneys and experts.
The Adviser and the Micro-Cap Growth Fund denied and contested the plaintiff’s allegations. On March 2, 2006, the court granted the defendants’ motion for summary judgment on all of the plaintiff’s claims. The plaintiff appealed the decision, and on January 26, 2007, the United States Court of Appeals for the Second Circuit affirmed the lower court’s decision to dismiss the plaintiff’s complaint.
In May 2005, Milton Pfeiffer filed a complaint in the Court of Chancery for the State of Delaware naming one former Trustee and all but the most recently elected current Trustees of the Trust as defendants. The complaint, a purported class action on behalf of all

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
current and former shareholders of the Fund from and after May 30, 2003, alleges that the Trustees violated their fiduciary duties under Delaware law by allowing the Micro-Cap Growth Fund to be overcharged for promotional and marketing costs, administrative services and other back-office services after the Micro-Cap Growth Fund was closed on May 30, 2003 to new investors outside the Trust’s family of funds. The plaintiff seeks the following relief: (1) certification of the purported class action and the plaintiff as the class representative; (2) recovery by the class of damages caused by the alleged breach of fiduciary duty; (3) enjoining the defendants from overcharging the Micro-Cap Growth Fund for the expenses and fees complained of; and (4) awarding the plaintiff the costs and expenses of the action, including the fees and expenses of counsel and experts.
On March 19, 2007, the plaintiff agreed to dismiss its complaint without consideration.
The Trustees of the Trust are entitled to indemnification from the Trust, subject to satisfying certain standards of conduct. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnification. The Trust’s maximum exposure under these arrangements cannot be estimated due to the many uncertainties involved.
6. Federal Income Tax Information
At March 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Micro-Cap Growth Fund	$287,097,523	$136,111,247	$(3,866,113)	$132,245,134
Small Cap Growth Fund	15,736,730	1,150,884	(314,163)	836,721
Mid Cap Growth Fund	5,454,714	1,181,025	(202,505)	978,520
The tax character of distributions paid during the fiscal year ended March 31, 2007 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$156,036,726	$156,036,726	$—	$156,036,726
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	—	721,423	721,423	—	721,423
The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$61,020,654	$61,020,654	$—	$61,020,654
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
As of March 31, 2007, the components of accumulated earnings (deficit) on a tax basis was as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)[2]	(Deficit)

Micro-Cap Growth Fund	$—	$45,307,173	$45,307,173	$—	$132,245,134	$177,552,307
Small Cap Growth Fund	—	—	—	(7,458,050)	836,721	(6,621,329)
Mid Cap Growth Fund	62,470	647,555	710,025	—	978,520	1,688,545

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.
As of March 31, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires

Small Cap Growth Fund	$7,458,050	2013

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders
of The Bjurman, Barry Funds:
In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Small Cap Growth Fund, and Bjurman, Barry Mid Cap Growth Fund (constituting The Bjurman, Barry Funds, hereafter referred to as the “Funds”) at March 31, 2007, and the results of each of their operations for the year then ended and, the changes in each of their net assets and each of their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods in the three years ended March 31, 2005, were audited by another Independent Registered Public Accounting Firm whose report, dated May 20, 2005, expressed an unqualified opinion on the financial highlights.
PricewaterhouseCoopers LLP
Los Angeles, California
May 24, 2007

The Bjurman, Barry Funds
Additional Fund Information (Unaudited)
Federal Income Tax Information
During the fiscal year ended March 31, 2007, the Funds declared long-term realized gain distributions in the following amounts:

15% Capital Gains

Micro-Cap Growth Fund	$156,036,726
Mid Cap Growth Fund	721,423
Proxy Voting
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund’s proxy voting record for the most recent twelve month period ended June 30 are available, without charge, upon request, by calling toll free 1-800-227-7264 or by visiting the Funds’ website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.
Quarterly Portfolio Disclosure
The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.; and (iii) will be made available to shareholders, upon request, by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Bjurman, Barry Funds
Additional Fund Information (Unaudited) (Continued)
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 through March 31,2007.
Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in this line under the heading entitled “Expenses Paid During the Six Months Ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expense Paid	Net Expense Ratio
	Beginning	Ending	During the	During the
	Account Value	Account Value	Six Months Ended	Six Months Ended
	October 1, 2006	March 31, 2007	March 31, 2006*	March 31, 2006**

Micro-Cap Growth Fund
Actual	$1,000.00	$1,101.50	$8.38	1.60%
Hypothetical (5% return before expenses)	$1,000.00	1,016.95	8.05	1.60%

Small Cap Growth Fund
Actual	$1,000.00	1,113.00	9.48	1.80%
Hypothetical (5% return before expenses)	$1,000.00	1,015.96	9.05	1.80%

Mid Cap Growth Fund
Actual	$1,000.00	1,112.20	9.48	1.80%
Hypothetical (5% return before expenses)	$1,000.00	1,015.96	9.05	1.80%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.

**	Annualized.

The Bjurman, Barry Funds
Renewal of Investment Advisory Agreement (Unaudited)
In November 2006, the Trust’s Board of Trustees approved renewal of the Trust’s Investment Advisory Agreement with Bjurman, Barry & Associates (the “Adviser”) for an additional one-year term. The Board approved the Agreement following the recommendation of its Nominating and Governance/Contracts Committee, which is comprised of all of the Trust’s independent Trustees. The information, material facts and conclusions that formed the bases of the Committee’s recommendation and the Board’s subsequent approval are described below.
INFORMATION REVIEWED
During the course of each year, the Trustees review a wide variety of materials relating to the services provided by the Adviser, including reports on the Funds’ investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, the Committee requested and reviewed extensive supplementary information in connection with its annual consideration of renewal of the Agreement. In that connection, the Committee received assistance and advice regarding legal and industry standards from independent counsel to the Independent Trustees. The Committee discussed renewal of the Agreement with representatives of the Adviser and in a private session with counsel at which no representatives of the Adviser were present. In deciding to recommend renewal of the Agreement, the Committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Committee and the Board.
NATURE, EXTENT AND QUALITY OF SERVICES
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed the organizational structure of the Adviser; the depth and quality of the Adviser’s investment management process; the commitment of the Adviser to the interests of the Funds’ shareholders; the experience, capability and integrity of its senior management and staff; the investment philosophy and decision-making process of its portfolio management personnel; the Adviser’s efforts to keep the Trustees informed of relevant developments and its responsiveness to questions raised by the Trustees; the overall financial strength of the Adviser; and the Adviser’s policies, systems and procedures in place to ensure compliance with applicable laws and regulations.
INVESTMENT RESULTS
The Trustees compared the performance of each of the Funds to benchmark indices and peer group of other funds with similar investment objectives and strategies (the “Peer Groups”) over various performance periods. They noted that the Micro Cap Growth Fund’s investment results had been at or about the averages for its Peer Group for the one-, three- and five year periods ended September 30, 2006, and exceeded the newly launched Russell Micro Cap Growth Index for all periods except the one-year period (where is was only slightly below the Index, which did not reflect any operating expenses).
The Trustees noted that the Mid Cap Growth Fund’s investment results had been below the average of its Peer Group for the one-, three- and five-year periods ended September 30, 2006, and that the investment results of the Small Cap Growth Fund had been below the average of its Peer Group for the three-month and one-year periods ended on that date. They considered, however, that responsibilities on the Adviser’s staff for managing the Mid Cap Growth Fund’s staff had been revised, and that performance was improving and should be given additional time to do so. They also considered that the Small Cap Growth Fund had a limited operating history, that primary responsibility on the Adviser’s staff for managed the Fund’s portfolio had recently been reassigned, and that management had recently recommended increasing the upper range of the Fund’s investments to securities with market capitalizations of up to $2.5 billion.

The Bjurman, Barry Funds
Renewal of Investment Advisory Agreement (Unaudited)(Continued)
ADVISORY FEES AND TOTAL EXPENSES
The Trustees reviewed the advisory fees and total expense paid by the Funds, a sample of advisory fees and total expenses paid by their respective Peer Groups, and the advisory fees paid by the Adviser’s private institutional accounts and by other mutual funds to which the Adviser provided sub-advisory services. They noted that the advisory fees and total expenses for the Micro Cap Growth Fund were at or below the median for the Fund’s Peer Group. They further noted that although the fees and expenses of the Mid Cap Growth Fund and Small Cap Growth Fund exceeded the medians of their respective Peer Groups, the total assets of these Funds were relatively small (less than $7 million for the Mid Cap Growth Fund and approximately $20 million for the Small Cap Growth Fund), and the expenses of the Funds were being subsidized by the Adviser.
The Trustees concluded it was not desirable to institute breakpoints in the Funds’ advisory fee structures at this time in view of the relatively small size of the Mid Cap and Small Cap Growth Funds, the closure and decline in assets of the Micro-Cap Growth Fund, and the general lack of such fee structures in the Funds’ Peer Groups. Finally, they concluded that the lower advisory fees paid by institutional and sub-advisory clients of the Adviser appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Funds.
PROFITABILITY AND ANCILLARY BENEFITS
The Trustees concluded that the profits realized by the Adviser with respect to the Funds appeared to be reasonable, and noted that the Adviser continued to support payments for services to the Funds’ shareholders by third parties above payments made by the Funds and continued to provide significant administrative and compliance services and expense subsidies to the Funds. They noted that although management of the Funds had resulted in some additional publicity for the Adviser, the Adviser did not appear to be receiving significant ancillary benefits from its management of the Funds other than enhanced access to research and other soft-dollar services.
CONCLUSION
Based on their review, including their consideration of each of the factors referred to above, the Committee and the Board concluded that the Agreement continues to be fair and reasonable to the Funds and their shareholders, that the Funds and their shareholders continue to receive reasonable value in return for the advisory fees paid to the Adviser by each Fund, that each of the factors discussed above supported renewal of the Agreement, and that continuation of the Agreement was in the best interests of the Funds and their respective shareholders.

The Bjurman, Barry Funds
Management of the Trust (Unaudited)
Listed below is basic information regarding the Trustees and Officers of the Trust. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1.800.227.7264.

			Number of
			Portfolios in
	Current Position(s) with		Fund Complex
	Trust, Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships Held by Director
Name/Address/Age	Length of Time Served	During Last 5 yrs	Trustee	Outside the Complex

INTERESTED TRUSTEES:

G. Andrew Bjurman Bjurman, Barry & Associates 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 58	Co-President; Trustee (March 1997-Present)	President, Chief Executive Officer, Bjurman, Barry & Associates (1978-Present)	3	N/A

O. Thomas Barry III Bjurman, Barry & Associates, 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 62	Co-President; Trustee (March 1997-Present)	Senior Executive Vice President, Chief Investment Officer, Bjurman, Barry & Associates (1985-Present)	3	N/A

INDEPENDENT TRUSTEES*:

Dann V. Angeloff 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 71	Trustee (April 2004-Present)	President, The Angeloff Company (1976-Present)	3	Director of Nicholas/Applegate Fund, Inc.; Director of Public Storage, Inc.; Director of Ready Pac Produce; Director of Retirement Capital Group, Inc.; Director of SoftBrands, Inc.; and Provisional Director of SunCal Companies

Michael D. LeRoy 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 59	Trustee; Chairman of the Board (November 2004-Present)	President, Crown Capital Advisers LLC (1999-Present)	3	Director of Brown International Corporation

Joseph E. Maiolo 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 69	Trustee (March 1997-Present)	Principal, INCO Commercial Brokerage (1995-Present)	3	N/A

William L. Wallace 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 59	Trustee (March 1997-Present)	Vice President, Wallace Properties (1990-Present)	3	N/A

*    All Independent Trustees are members of the Audit Committee, Contracts & Governance Committee and Nomination Committee. Mr. Angeloff serves as the Chairman of the Audit Committee. Mr. Wallace and Mr. Maiolo are members of the Valuation Committee.

OFFICERS OF THE TRUST:

M. David Cottrell Bjurman, Barry & Associates, 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 50	Treasurer (2003-Present)	President, Cottrell & Associates (2001 -Present)	N/A	N/A

Aaron Masek BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219 Age 33	Asst. Treasurer (2005-Present)	Director of Fund Administration, BISYS Fund Services Ohio, Inc. (1997-Present)	N/A	N/A

Kathy Pommet Bjurman Barry & Associates 10100 Santa Monica Boulevard, Suite 1200 Los Angeles, CA 90067 Age: 41	Chief Compliance Officer (2004-Present)	Chief Compliance Officer, Bjurman, Barry & Associates (2001-Present)	N/A	N/A

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The Bjurman, Barry Funds
10100 Santa Monica Blvd., Suite 1200
Los Angeles, CA 90067
Board of Trustees
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace
Investment Adviser
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, CA 90067
Distributor
BISYS Funds Services Limited Partnership
100 Summer Street
Boston, MA 02110
Administrator
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Legal Counsel
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, CA 90071
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071
For Additional Information and a free Prospectus about
The Bjurman, Barry Funds call:
(800) 227-7264
or visit The Bjurman, Barry Funds’ website on the
Internet at www.bjurmanbarry.com
This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objective, policies, expenses and other information.

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Michael D. LeRoy, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	2007	2006
	Current Year	Previous Year
Audit Fees	$72,000	$63,000
Audit-Related Fees	$0	$0
Tax Fees	$9,600	$9,000
All Other Fees	$0	$0

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman
G. Andrew Bjurman, Co-President
Date May 26, 2007

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ O. Thomas Barry III
O. Thomas Barry III, Co-President
Date May 26, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ G. Andrew Bjurman
G. Andrew Bjurman, Co-President
Date May 26, 2007

By (Signature and Title)*	/s/ M. David Cottrell
M. David Cottrell, Treasurer and CFO
Date May 26, 2007